COMMITMENTS AND CONTINGENCIES (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
June 30, 2014	$ 187,786
June 30, 2015	117,288
Total	$ 305,074